CONCENTRATION OF RISKS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investments	$ 1,017,427
Revenues from customers which individually represent greater than 10% of total revenue	702,882	637,379	430,258
Marketing Services [Member]
Concentration Risk [Line Items]
Revenues from marketing services as percentage of total revenues	42.00%	44.00%	58.00%
Financial Institution [Member] | CHINA [Member]
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investment held percentage	74.60%
Financial Institution [Member] | International [Member]
Concentration Risk [Line Items]
Cash and cash equivalents,restricted cash and short term investment held percentage	25.40%
Customer one [Member]
Concentration Risk [Line Items]
Revenues from customers which individually represent greater than 10% of total revenue	$ 0	$ 0	$ 0
Internet Content Provision ("ICP") and Advertising Businesses [Member] | Maximum [Member]
Concentration Risk [Line Items]
Maximum percentage of ownership amount that foreign investors are allowed to own equity interest	50.00%